FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 10:                                      FAIR VALUE MEASUREMENTS

As discussed in Note 1 — Basis of Presentation and Significant Accounting Policies, the Company utilizes a three level hierarchy that defines the assumptions used to measure certain assets and liabilities at fair value.

The following table presents the financial assets and liabilities the Company measures at fair value on a recurring basis, based on such fair value hierarchy:

Level 2
January 1, 2011
In thousands
Financial Assets:
Derivatives	$ —
Financial Liabilities:
Derivatives	$(3,463)

The fair values of the Company’s Level 2 derivative instruments were primarily based on observable forward exchange rates. Unobservable quantitative inputs used in the valuation of the Company’s derivative instruments included volatilities, discount rates and estimated credit losses.

The following table presents the non-financial assets the Company measured at fair value on a non-recurring basis in 2011, based on such fair value hierarchy:

	Net Carrying Value as of December 31,	Fair Value Measured and Recorded at Reporting Date Using:			Total Losses — Year Ended
	2011	Level 1	Level 2	Level 3	December 31, 2011
In thousands
Property and equipment	$21,240	$—	$—	$21,240	$26,480
Intangible assets	—	—	—	—	1,024

As a result of the decisions to close the Company’s Ohio distribution center and exit certain JUICY COUTURE and LUCKY BRAND retail locations, as well as a decline in respective future anticipated cash flows of certain retail locations of JUICY COUTURE and LUCKY BRAND, impairment analyses were performed on the associated property and equipment. The Company determined that a portion of the assets exceeded their fair values, resulting in impairment charges, which were recorded in SG&A on the accompanying Consolidated Statement of Operations.

During 2011, the Company recorded a pretax charge of $222.2 million in Discontinued operations, net of income taxes on the accompanying Consolidated Statement of Operations to reduce the net carrying value primarily of the MEXX, MAC & JAC and Adelington Design Group & Other assets and liabilities to fair value, less costs to dispose.

The following table presents the non-financial assets the Company measured at fair value on a non-recurring basis in 2010, based on such fair value hierarchy:

	Net Carrying Value as of January 1,	Fair Value Measured and Recorded at Reporting Date Using:			Total Losses — Year Ended January 1,
	2011	Level 1	Level 2	Level 3	2011
In thousands
Property and equipment	$4,600	$—	$—	$4,600	$10,508
Intangible assets	—	—	—	—	2,594
Assets held for sale	—	—	—	—	8,018

As a result of the decisions to exit the LIZ CLAIBORNE branded outlet stores in the United States and Puerto Rico and certain LUCKY BRAND retail locations, cease use of certain corporate assets and close a distribution center in 2010, impairment analyses were performed on the associated property and equipment. The Company determined that a portion of the assets exceeded their fair values, resulting in impairment charges, which were recorded in SG&A on the accompanying Consolidated Statement of Operations.

In the second quarter of 2010, the Company recorded non-cash pretax impairment charges of $2.6 million primarily within the Adelington Design Group & Other segment principally related to merchandising rights of the LIZ CLAIBORNE and former licensed DKNY® Jeans brands.

In the third quarter of 2010, the Company determined that the carrying value of the assets held for sale related to its closed Mt. Pocono distribution center exceeded the estimated fair value and recorded a non-cash pretax impairment charge of $8.0 million.

The following table presents the non-financial assets the Company measured at fair value on a non-recurring basis in 2009, based on such fair value hierarchy:

	Net Carrying Value as of January 2,	Fair Value Measured and Recorded at Reporting Date Using:			Total Losses — Year Ended January 2,
	2010	Level 1	Level 2	Level 3	2010
In thousands
Property and equipment	$3,690	$—	$—	$3,690	$28,085
Intangible assets	—	—	—	—	14,222
Assets held for sale	15,070	—	—	15,070	2,472

As a result of the decision to exit certain operational retail formats, an impairment analysis was performed on the associated property and equipment. The Company determined that the carrying value of a portion of such assets exceeded their fair value. The impairments resulted from a decline in respective future anticipated cash flows of certain retail locations of: (i) KATE SPADE; (ii) LUCKY BRAND; (iii) Adelington Design Group & Other; and (iv) JUICY COUTURE, as well as certain corporate software and the Company’s Santa Fe Springs, California and Lincoln, Rhode Island distribution centers.

The fair values of the Company’s Level 3 Property and equipment, Intangible assets and Assets held for sale are based on either a market approach or an income approach using the Company’s forecasted cash flows over the estimated useful lives of such assets, as appropriate.

The fair values and carrying values of the Company’s debt instruments are detailed as follows:

	December 31, 2011		January 1, 2011
	Fair Value	Carrying Value	Fair Value	Carrying Value
In thousands
5.0% Euro Notes, due July 2013(a)	$145,491	$157,139	$397,177	$467,498
6.0% Convertible Senior Notes, due June 2014(a)	174,397	60,270	197,306	74,542
10.5% Senior Secured Notes due April 2019(a)	234,850	220,085	—	—
Revolving credit facility(b)	—	—	22,735	22,735

(a)                                      Carrying values include unamortized debt discount or premium.

(b)                                     Borrowings under the revolving credit facility bear interest based on market rates; accordingly, its fair value approximates its carrying value.

The fair values of the Company’s debt instruments were estimated using market observable inputs, including quoted prices in active markets, market indices and interest rate measurements. Within the hierarchy of fair value measurements, these are Level 2 fair values. The fair values of cash and cash equivalents, receivables and accounts payable approximate their carrying values due to the short-term nature of these instruments.